Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants Reserve [member]	Retained earnings [member]	Reserve of change in value of time value of options [member]	Total
Beginning balance, value at Jun. 30, 2023	$ 40,570,773	$ 6,477,565	$ 65,099	$ (24,695,723)	$ 86,638	$ 22,504,352
Balance at beginning (in shares) at Jun. 30, 2023	18,185,810
IfrsStatementLineItems [Line Items]
Issuance of shares on financing (Note 13)	$ 7,707,292					7,707,292
Issuance of shares on financing (in shares)	2,133,979
Flow-through share liability (Notes 12 and 13)	$ (3,637,149)					(3,637,149)
Share issue costs (Notes 13)	(342,092)					(342,092)
Issuance of shares per agreements (Note 13)	$ 92,443					92,443
Issuance of shares per agreement (in shares)	61,276
Stock-based compensation (Notes 14 and 15)		222,068			90,490	312,558
Cancellation of stock options (Note 15)		(1,385,406)		1,405,324	(19,918)
Expiry of warrants (Note 16)			(65,099)	65,099
Net loss for the period				(2,317,843)		(2,317,843)
Ending balance, value at Dec. 31, 2023	$ 44,391,267	5,314,227		(25,543,143)	157,210	24,319,561
Balance at ending (in shares) at Dec. 31, 2023	20,381,065
Beginning balance, value at Jun. 30, 2023	$ 40,570,773	6,477,565	65,099	(24,695,723)	86,638	22,504,352
Balance at beginning (in shares) at Jun. 30, 2023	18,185,810
IfrsStatementLineItems [Line Items]
Flow-through share liability (Notes 12 and 13)	$ (3,637,149)
Share issue costs (Notes 13)	(355,016)
Issuance of shares per agreements (Note 13)	$ 3,934,189
Issuance of shares per agreement (in shares)	3,886,276
Net loss for the period						2,317,843
Issuance of shares per option agreements (Note 13)	$ 1,728,380
Issuance of shares per option agreements (in shares)	1,500,000
Ending balance, value at Jun. 30, 2024	$ 50,127,974	1,917,719		(26,548,238)		25,497,455
Balance at ending (in shares) at Jun. 30, 2024	25,766,065
IfrsStatementLineItems [Line Items]
Issuance of shares on financing (Note 13)	$ 34,941,250					34,941,250
Issuance of shares on financing (in shares)	47,628,955
Share issue costs (Notes 13)	$ (8,931,771)					(8,931,771)
Issuance of shares per agreements (Note 13)	$ 308,924					308,924
Issuance of shares per agreement (in shares)	1,000,000
Stock-based compensation (Notes 14 and 15)	$ 0	79,617	0	0	0	79,617
Net loss for the period				(2,357,257)		(2,357,257)
Issuance of shares per option agreements (Note 13)	$ 1,490,860					1,490,860
Issuance of shares per option agreements (in shares)	2,024,496
Ending balance, value at Dec. 31, 2024	$ 77,937,237	$ 1,997,336		$ (28,905,495)		$ 51,029,078
Balance at ending (in shares) at Dec. 31, 2024	76,419,516